Leases - Narrative (Details) $ in Thousands		12 Months Ended
	Mar. 29, 2017 USD ($) renewal_period	Dec. 31, 2019 USD ($) extension_option	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Rent and lease expense		$ 118,500	$ 106,100
Contingent rent payments		28,700	24,200
Net book value of asset at end of lease term		$ 35,586	$ 0
Lease income as a percentage of revenues		7.00%	6.00%
Facility leases | Operating headquarters facility in Providence, Rhode Island
Lessee, Lease, Description [Line Items]
Period of base rent to calculate termination fee		6 months
Number of lease extension options | extension_option		2
Period of each extension option		10 years
Useful life		40 years
Property, plant and equipment, gross		$ 55,600
Accumulated depreciation		17,000
Net book value of asset at end of lease term		$ 32,500
Main Manufacturing And Production Facility, Reno, Nevada | Facility leases | Facility In Reno Nevada
Lessee, Lease, Description [Line Items]
Sale-leaseback agreement term	15 years 6 months
Number of lease renewal periods | renewal_period	4
Sale-leaseback agreement term, renewal	5 years
Annual rent increase (percent)	3.00%
Rent expense	$ 13,400